Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	47,434,231	39,727,316
Common stock, shares outstanding	47,434,231	39,727,316